Leases - Summary of Maturity of Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	$ 501,607	$ 470,036
Less: imputed interest	(115,697)	(125,500)
Lease Liabilities	385,910	344,536	$ 224,300
Less Than One Year
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	132,215	99,960
One to Five Years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	$ 369,392	$ 370,076